NOTE RECEIVABLE (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Note Receivable
Notes receivables	$ 150,000
Gain on recovery of notes receivable		$ 771,260